UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited
             as general partner
Name:        Yok Wah Tai
Title:       Chief Compliance Officer
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

  /s/ Yok Wah Tai                 London, England                May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $5,897,978
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13f
No.   File Number   Name

1.    028-11976     Lansdowne Global Financials Fund Ltd.
2.    028-11978     Lansdowne Developed Markets Fund Ltd.
3.    028-11979     Lansdowne European Equity Fund Ltd.
4.    028-12718     Lansdowne Global Financials Fund L.P.
5.    028-13736     Lansdowne UK Strategic Investment Master Fund Ltd.
6.    028-13734     Lansdowne Developed Markets Fund, L.P.
7.    028-13735     Lansdowne European Strategic Equity Fund L.P.
8.    028-          Lansdowne Developed Markets Master Fund Ltd.


Following a reorganization effective April 2, 2012, Lansdowne UK Equity Fund L.P. and Lansdowne UK Equity Fund Ltd. (the "Feeder Funds") became feeder funds to Lansdowne Developed Markets Master Fund Ltd. (the "Master Fund"). The reorganization involved the transfer by the Feeder Funds of all of their assets to the Master Fund. Going forward, the Master Fund will submit the sole notice filing with respect to these assets. As part of the reorganization, Lansdowne UK Equity Fund Ltd. and Lansdowne UK Equity Fund L.P. were also renamed Lansdowne Developed Markets Fund Ltd. and Lansdowne Developed Markets Fund, L.P. respectively.


                                                    FORM 13F INFORMATION TABLE
                                                         March 31, 2012



COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                    VALUE       SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP    (X1000)     PRN AMT  PRN CALL  DISCRETION   MNGRS   SOLE    SHARED  NONE
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101   30,113     466,870  SH        SOLE                  34,524        432,346
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101   51,670     801,083  SH        DEFINED       5      801,083
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101  719,923  11,161,594  SH        DEFINED       8   11,161,594
AMAZON COM INC                COM             023135106    6,086      30,055  SH        SOLE                   2,222         27,833
AMAZON COM INC                COM             023135106   13,247      65,416  SH        DEFINED       5       65,416
AMAZON COM INC                COM             023135106  180,477     891,201  SH        DEFINED       8      891,201
AMERICAN CAPITAL AGENCY CORP  COM             02503X105   18,329     620,487  SH        DEFINED       1      620,487
AMERICAN CAPITAL AGENCY CORP  COM             02503X105    6,414     217,144  SH        DEFINED       4      217,144
ANADARKO PETE CORP            COM             032511107    8,078     103,118  SH        DEFINED       5      103,118
ANADARKO PETE CORP            COM             032511107   76,071     971,039  SH        DEFINED       8      971,039
ANADARKO PETE CORP            COM             032511107  147,240   1,879,500      CALL  DEFINED       8    1,879,500
ANADARKO PETE CORP            COM             032511107   10,247     130,800      CALL  DEFINED       5      130,800
APPLE INC                     COM             037833100    6,761      11,276  SH        SOLE                     834         10,442
BANK OF AMERICA CORPORATION   COM             060505104   46,466   4,855,399  SH        DEFINED       1    4,855,399
BANK OF AMERICA CORPORATION   COM             060505104   16,258   1,698,865  SH        DEFINED       4    1,698,865
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108   20,390   1,279,202  SH        DEFINED       1    1,279,202
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108    7,136     447,664  SH        DEFINED       4      447,664
CIT GROUP INC                 COM NEW         125581801   14,140     342,873  SH        DEFINED       1      342,873
CIT GROUP INC                 COM NEW         125581801    4,948     119,990  SH        DEFINED       4      119,990
CITIGROUP INC                 COM NEW         172967424   60,051   1,642,987  SH        DEFINED       1    1,642,987
CITIGROUP INC                 COM NEW         172967424   21,017     575,025  SH        DEFINED       4      575,025
COCA COLA CO                  COM             191216100   15,303     206,771  SH        SOLE                  15,269        191,502
COCA COLA CO                  COM             191216100   16,062     217,021  SH        DEFINED       5      217,021
COCA COLA CO                  COM             191216100  206,247   2,786,747  SH        DEFINED       8    2,786,747
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102    6,356      82,601  SH        SOLE                   6,120         76,481
COLGATE PALMOLIVE CO          COM             194162103   11,341     115,985  SH        SOLE                   8,573        107,412
COLGATE PALMOLIVE CO          COM             194162103   12,779     130,695  SH        DEFINED       5      130,695
COLGATE PALMOLIVE CO          COM             194162103  196,574   2,010,369  SH        DEFINED       8    2,010,369
CYTOKINETICS INC              COM             23282W100       69      59,721  SH        DEFINED       5       59,721
CYTOKINETICS INC              COM             23282W100    4,902   4,262,959  SH        DEFINED       8    4,262,959
DELTA AIR LINES INC DEL       COM NEW         247361702   12,672   1,278,083  SH        DEFINED       5    1,278,083
DELTA AIR LINES INC DEL       COM NEW         247361702  181,050  18,260,195  SH        DEFINED       8   18,260,195
DOW CHEM CO                   COM             260543103    7,637     220,466  SH        SOLE                  16,336        204,130
DOW CHEM CO                   COM             260543103   12,356     356,705  SH        DEFINED       5      356,705
DOW CHEM CO                   COM             260543103  173,149   4,998,514  SH        DEFINED       8    4,998,514
E TRADE FINANCIAL CORP        COM NEW         269246401   27,755   2,534,740  SH        DEFINED       1    2,534,740
E TRADE FINANCIAL CORP        COM NEW         269246401    9,713     887,047  SH        DEFINED       4      887,047
ELAN PLC                      ADR             284131208   48,054   3,201,469  SH        DEFINED       8    3,201,469
GOOGLE INC                    CL A            38259P508   15,355      23,946  SH        SOLE                   1,785         22,161
GOOGLE INC                    CL A            38259P508   26,723      41,674  SH        DEFINED       5       41,674
GOOGLE INC                    CL A            38259P508  379,176     591,317  SH        DEFINED       8      591,317
HYATT HOTELS CORP             COM CL A        448579102    3,003      70,299  SH        DEFINED       8       70,299
INTEL CORP                    COM             458140100   19,197     682,800  SH        SOLE                  50,581        632,219
INTEL CORP                    COM             458140100   32,614   1,160,031  SH        DEFINED       5    1,160,031
INTEL CORP                    COM             458140100  472,085  16,791,212  SH        DEFINED       8   16,791,212
JPMORGAN CHASE & CO           COM             46625H100   27,258     592,827  SH        SOLE                  43,913        548,914
JPMORGAN CHASE & CO           COM             46625H100   81,182   1,765,594  SH        DEFINED       1    1,765,594
JPMORGAN CHASE & CO           COM             46625H100   28,411     617,899  SH        DEFINED       4      617,899
JPMORGAN CHASE & CO           COM             46625H100   44,571     969,357  SH        DEFINED       5      969,357
JPMORGAN CHASE & CO           COM             46625H100  623,971  13,570,492  SH        DEFINED       8   13,570,492
KKR & CO L P DEL              COM UNITS       48248M102   23,250   1,567,772  SH        DEFINED       1    1,567,772
KKR & CO L P DEL              COM UNITS       48248M102    8,136     548,651  SH        DEFINED       4      548,651
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   34,702     700,494  SH        SOLE                 700,494
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   17,518     353,610  SH        DEFINED       3      353,610
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    5,278     106,550  SH        DEFINED       7      106,550
MEDIVATION INC                COM             58501N101   18,905     253,014  SH        DEFINED       5      253,014
MEDIVATION INC                COM             58501N101  111,665   1,494,442  SH        DEFINED       8    1,494,442
MGIC INVT CORP WIS            COM             552848103   23,262   4,690,006  SH        DEFINED       1    4,690,006
MGIC INVT CORP WIS            COM             552848103    8,141   1,641,294  SH        DEFINED       4    1,641,294
MORGAN STANLEY                COM NEW         617446448   86,459   4,402,213  SH        DEFINED       1    4,402,213
MORGAN STANLEY                COM NEW         617446448   30,258   1,540,621  SH        DEFINED       4    1,540,621
NASDAQ OMX GROUP INC          COM             631103108   42,829   1,653,615  SH        DEFINED       1    1,653,615
NASDAQ OMX GROUP INC          COM             631103108   14,989     578,709  SH        DEFINED       4      578,709
NATIONSTAR MTG HLDGS INC      COM             63861C109   12,206     850,000  SH        DEFINED       1      850,000
NIKE INC                      CL B            654106103   19,506     179,875  SH        SOLE                  13,348        166,527
NIKE INC                      CL B            654106103   30,657     282,712  SH        DEFINED       5      282,712
NIKE INC                      CL B            654106103  431,602   3,980,101  SH        DEFINED       8    3,980,101
OCWEN FINL CORP               COM NEW         675746309   10,361     662,911  SH        DEFINED       1      662,911
OCWEN FINL CORP               COM NEW         675746309    3,626     231,965  SH        DEFINED       4      231,965
RESPONSE GENETICS INC         COM             76123U105    7,811   3,905,676  SH        DEFINED       5    3,905,676
TIBCO SOFTWARE INC            COM             88632Q103    9,283     304,373  SH        DEFINED       5      304,373
TIBCO SOFTWARE INC            COM             88632Q103  124,219   4,072,768  SH        DEFINED       8    4,072,768
WELLS FARGO & CO NEW          COM             949746101   20,991     614,863  SH        SOLE                  45,458        569,405
WELLS FARGO & CO NEW          COM             949746101   35,901   1,051,586  SH        DEFINED       5    1,051,586
WELLS FARGO & CO NEW          COM             949746101  561,045  16,433,642  SH        DEFINED       8   16,433,642
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105    5,508     157,469  SH        DEFINED       1      157,469
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105    1,928      55,107  SH        DEFINED       4       55,107
XEROX CORP                    COM             984121103   14,541   1,800,683  SH        DEFINED       8    1,800,683
XEROX CORP                    COM             984121103    4,267     528,419  SH        DEFINED       7      528,419
XEROX CORP                    COM             984121103   18,501   2,291,098  SH        SOLE               2,291,098